Offerings	Jun. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	57,432,395
Proposed Maximum Offering Price per Unit	2.85
Maximum Aggregate Offering Price	$ 163,682,325.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,604.53
Offering Note	(1) Includes (i) 10,207,246 Founder Shares held by the Sponsor, of which the Sponsor retains 9,932,246 shares and previously transferred 100,000 shares to the Philharmonic-Symphonic Society of New York and 175,000 shares to Yield Point NY LLC, (ii) 3,126,087 Private Placement Shares acquired by certain non-managing investors in a private placement prior to the IPO (300,000 shares) or concurrently with the IPO (2,876,087 shares), and (iii) 44,099,062 Closing Shares issued to former holders of shares of common stock of Hadron OpCo as merger consideration for such shares in the Business Combination. (4) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated on the basis of $2.85, the average of the high and low prices of the Registrant's Common stock on June 9, 2026, as reported on the Nasdaq Stock Market LLC.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Amount Registered | shares	23,719,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 272,768,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37,669.33
Offering Note	Includes (i) 20,000,000 shares of Common Stock that are issuable upon the exercise of 20,000,000 Public Warrants, originally issued at the IPO of GigCapital7 Corp. by the holders thereof and (ii) 3,719,000 shares of Common stock that are issuable upon the exercise of 3,719,000 Private Warrants by the holders thereof. Both the Public Warrants and Private Warrants are exercisable for one share of Common Stock at a price of $11.50 per warrant.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 60,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,286.00
Offering Note	Includes 5,000,000 share of Common Stock that are issuable upon the exercise of 5,000,000 Hadron Private Warrants by the holders thereof. The Hadron Private Warrants are exercisable for one Share of Common Stock at a price of $12.00 per warrant.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	28,719,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Includes 20,000,000 Public Warrants, 3,719,000 Private Warrants and 5,000,000 Hadron Private Warrants.